Related Party Agreements And Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Agreements And Transactions [Abstract]
Schedule Of Significant Related Party Transactions
	000000000	000000000	000000000
	Year Ended December 31,
	2011	2010	2009
(in millions)
Utility revenues from:
Administrative services provided to PG&E Corporation	$6	$7	$5
Utility expenses from:
Administrative services received from PG&E Corporation	$49	$55	$62
Utility employee benefit due to PG&E Corporation	33	27	3